Summary of Significant Accounting Policies (Details 3) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Schedule for computation of basic and diluted earnings per share
Net (loss) income from continuing operations	$ (565,448)	$ 262,752
Net (loss) from discontinued operations	(301,280)
Net income (loss)	$ (866,728)	$ 262,752
Weighted average number of shares used in computing basic and diluted net (loss) income
Basic	9,402,356	5,313,661
Dilutive effect of stock options		19
Diluted	9,402,356	5,313,680
Net (loss) income per share Basic and diluted:
Continuing operations	$ (0.060)	$ 0.049
Discontinued	$ (0.032)
Total	$ (0.092)	$ 0.049